Accrued Liabilities	6 Months Ended
Jun. 30, 2017
Accrued Liabilities
Accrued Liabilities

9Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	As of	As of
	June 30, 2017	December 31, 2016
Accrued payroll	$1,060	$1,032
Accrued interest	9,618	9,193
Accrued expenses	5,145	5,239

Total	$15,823	$15,464

Accrued expenses mainly consisted of accruals related to the operation of the Company’s fleet as of June 30, 2017 and December 31, 2016.